SHARE BASED COMPENSATION - Additional information (Details) - USD ($)						1 Months Ended	12 Months Ended
		Jul. 20, 2017	Jun. 20, 2017	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value							$ 0	$ 832	$ 52,536
Closing Price Per Share of American Depositary Shares							$ 0	$ 0.7	$ 1.02
Closing Price Per Share of Ordinary Shares							$ 0	$ 0.004	$ 0.06
Terminated Employee [Member]
Number of share options
Granted							248,463
Not Terminated Employee [Member]
Number of share options
Granted								194,496
2011 Plan [Member]
Number of share options
Outstanding at beginning of year							43,766,148
Granted							0
Forfeited and expired							(13,872,271)
Exercised							(56,028)
Outstanding at end of year							29,837,849	43,766,148
Vested and expect to vest at end of year							29,837,849
Exercisable at end of year							15,760,449
Weighted average exercise price
Outstanding at beginning of year							$ 0.13
Granted							0
Forfeited and expired							0.20
Exercised							0.00
Outstanding at end of year							0.10	$ 0.13
Vested and expect to vest at end of year							0.10
Exercisable at end of year							0.01
Weighted average grant date fair value
Outstanding at beginning of year							0.22
Granted							0
Forfeited and expired							0.46
Exercised							0.08
Outstanding at end of year							0.10	$ 0.22
Vested and expect to vest at end of year							0.10
Exercisable at end of year							$ 0.10
Weighted average remaining contractual life
Outstanding at end of year								3 years 2 months 12 days
Exercisable at end of year							8 months 1 day
Aggregate intrinsic value
Outstanding							$ 20,726	$ 17,903
Vested and expect to vest at end of year							20,726
Exercisable							$ 20,726
Other disclosures
Share-based compensation due to modification										$ 7,503,976
2011 Plan [Member] | Options [Member]
Number of share options
Granted				32,028,700
Outstanding at end of year				0.20
Other disclosures
Unvested options					3,312,618
Fair value assumptions
Expected volatility	[1]		41.00%	54.80%
Risk-free interest rate	[2]		1.25%	1.46%
Expected dividend yield		0.00%		0.00%	0.00%
Exercise price	[3]			$ 0.20
Fair value of the underlying ordinary shares	[4]		$ 0.12	$ 0.20	$ 0.38
2011 Plan [Member] | Options [Member] | Minimum [Member]
Fair value assumptions
Expected volatility					60.30%
Risk-free interest rate					0.47%
Exercise price			0.01		$ 0.01
2011 Plan [Member] | Options [Member] | Maximum [Member]
Fair value assumptions
Expected volatility					65.10%
Risk-free interest rate					0.88%
Exercise price			$ 0.20		$ 0.20
2011 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Number of share options
Vested and expect to vest at end of year							6,430,000
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				10,430,000		28,841,700	0

[1]	The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.
[2]	Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.
[3]	The exercise price of the options was determined by the Group’s Board of Directors.
[4]	The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.